Exhibit 99.1

SLM Student Loan Trust      2012-2

Monthly Servicing Report

Distribution Date 12/27/2016

Collection Period 11/01/2016 - 11/30/2016

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Investment Corp. - Excess Distribution Certificateholder

Page 1 of 9	Trust 2012-2 Monthly Servicing Report: Collection Period 11/01/2016 - 11/30/2016, Distribution Date 12/27/2016

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	03/15/2012	10/31/2016	11/30/2016
	Principal Balance	$790,250,485.92	$437,789,058.48	$432,275,670.62
	Interest to be Capitalized Balance	19,607,366.14	4,652,618.23	4,545,616.72
	Pool Balance	$809,857,852.06	$442,441,676.71	$436,821,287.34
	Capitalized Interest Account Balance	$10,000,000.00	-	-
	Specified Reserve Account Balance	2,054,965.00	1,106,104.19	1,092,053.22
	Adjusted Pool(1)	$821,912,817.06	$443,547,780.90	$437,913,340.56
	Weighted Average Coupon (WAC)	6.65%	6.68%	6.68%
	Number of Loans	188,679	101,468	100,166
	Aggregate Outstanding Principal Balance - Tbill		-	-
	Aggregate Outstanding Principal Balance - LIBOR		$442,441,676.71	$436,821,287.34
	Pool Factor		0.538259444	0.531421870
	Since Issued Constant Prepayment Rate		(1.66)%	(1.73)%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	11/25/2016	12/27/2016
	A	78446YAA1	$413,051,286.62	$407,439,423.80
	B	78446YAB9	$25,000,000.00	$25,000,000.00

C	Account Balances		11/25/2016	12/27/2016
	Reserve Account Balance		$1,106,104.19	$1,092,053.22
	Capitalized Interest Account Balance		-	-
	Floor Income Rebate Account		$4,578,373.89	$1,440,697.81
	Supplemental Loan Purchase Account		-	-

D	Asset / Liability		11/25/2016	12/27/2016
	Adjusted Pool Balance + Supplemental Loan Purchase		$443,547,780.90	$437,913,340.56
	Total Notes		$438,051,286.62	$432,439,423.80
	Difference		$5,496,494.28	$5,473,916.76
	Parity Ratio		1.01255	1.01266

Page 2 of 9	Trust 2012-2 Monthly Servicing Report: Collection Period 11/01/2016 - 11/30/2016, Distribution Date 12/27/2016

II.	Trust Activity 11/01/2016 through 11/30/2016

A	Student Loan Principal Receipts
	Borrower Principal	2,267,983.28
	Guarantor Principal	1,494,850.13
	Consolidation Activity Principal	3,170,127.12
	Seller Principal Reimbursement	20.01
	Servicer Principal Reimbursement	68.28
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$6,933,048.82
B	Student Loan Interest Receipts
	Borrower Interest	718,058.28
	Guarantor Interest	43,203.51
	Consolidation Activity Interest	71,897.77
	Special Allowance Payments	30,560.54
	Interest Subsidy Payments	671,878.69
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	325.19
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	29,816.04
	Total Interest Receipts	$1,565,740.02
C	Reserves in Excess of Requirement	$14,050.97
D	Investment Income	$2,356.66
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	$4,578,373.89
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	-
	Floor Income Rebate Fees to Dept. of Education	$(4,659,460.87)
	Funds Allocated to the Floor Income Rebate Account	$(1,440,697.81)
M	AVAILABLE FUNDS	$6,993,411.68
N	Non-Cash Principal Activity During Collection Period	$(1,419,660.96)
O	Non-Reimbursable Losses During Collection Period	$29,047.73
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	-
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2012-2 Monthly Servicing Report: Collection Period 11/01/2016 - 11/30/2016, Distribution Date 12/27/2016

III.	2012-2 Portfolio Characteristics

		11/30/2016				10/31/2016
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	6.56%	541	$2,552,528.89	0.590%	6.54%	543	$2,573,648.42	0.588%
	GRACE	6.46%	157	$723,303.51	0.167%	6.57%	280	$1,198,691.64	0.274%
	DEFERMENT	6.62%	10,400	$45,666,307.50	10.564%	6.62%	10,668	$46,934,380.54	10.721%

REPAYMENT:	CURRENT	6.66%	66,740	$262,996,029.47	60.840%	6.67%	68,268	$272,124,014.80	62.159%
	31-60 DAYS DELINQUENT	6.72%	3,233	$17,092,936.90	3.954%	6.69%	2,945	$15,068,645.79	3.442%
	61-90 DAYS DELINQUENT	6.67%	1,547	$8,073,666.88	1.868%	6.72%	1,152	$6,110,030.97	1.396%
	91-120 DAYS DELINQUENT	6.70%	777	$4,237,101.82	0.980%	6.75%	609	$3,172,428.04	0.725%
	> 120 DAYS DELINQUENT	6.67%	3,222	$16,616,908.38	3.844%	6.64%	3,774	$19,336,945.09	4.417%

	FORBEARANCE	6.76%	12,925	$71,218,732.84	16.475%	6.74%	12,566	$68,276,919.61	15.596%
	CLAIMS IN PROCESS	6.66%	613	$3,047,327.51	0.705%	6.74%	652	$2,942,526.66	0.672%
	AGED CLAIMS REJECTED	5.88%	11	$50,826.92	0.012%	5.88%	11	$50,826.92	0.012%

TOTAL			100,166	$432,275,670.62	100.00%		101,468	$437,789,058.48	100.00%

*	Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2012-2 Monthly Servicing Report: Collection Period 11/01/2016 - 11/30/2016, Distribution Date 12/27/2016

IV.	2012-2 Portfolio Characteristics (cont’d)

	11/30/2016	10/31/2016
Pool Balance	$436,821,287.34	$442,441,676.71
Outstanding Borrower Accrued Interest	$10,322,785.12	$10,454,970.98
Borrower Accrued Interest to be Capitalized	$4,545,616.72	$4,652,618.23
Borrower Accrued Interest >30 Days Delinquent	$1,415,538.27	$1,362,885.11
Total # Loans	100,166	101,468
Total # Borrowers	50,872	51,522
Weighted Average Coupon	6.68%	6.68%
Weighted Average Remaining Term	122.48	122.38
Non-Reimbursable Losses	$29,047.73	$32,918.20
Cumulative Non-Reimbursable Losses	$2,393,196.35	$2,364,148.62
Since Issued Constant Prepayment Rate (CPR)	-1.73%	-1.66%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Cumulative Rejected Claim Repurchases	$229,857.41	$229,857.41
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	-	$47,852.98
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$1,451,358.44	$1,183,698.35
Borrower Interest Accrued	$2,152,927.16	$2,253,824.99
Interest Subsidy Payments Accrued	$211,551.22	$223,085.49
Special Allowance Payments Accrued	$11,736.36	$10,935.27

Page 5 of 9	Trust 2012-2 Monthly Servicing Report: Collection Period 11/01/2016 - 11/30/2016, Distribution Date 12/27/2016

V.	2012-2 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL(1) - Subsidized	6.54%	52,824	183,643,509.91	42.483%
	- GSL - Unsubsidized	6.56%	42,923	218,788,442.89	50.613%
	- PLUS(2) Loans	8.38%	4,419	29,843,717.82	6.904%
	- SLS(3) Loans	0.00%	0	-	0.000%
	- Consolidation Loans	0.00%	0	-	0.000%
	Total	6.68%	100,166	$432,275,670.62	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	6.68%	82,107	376,070,079.25	86.998%
	- Two Year	6.60%	15,306	47,766,502.23	11.050%
	- Technical	6.82%	2,673	8,144,900.72	1.884%
	- Other	5.63%	80	294,188.42	0.068%
	Total	6.68%	100,166	$432,275,670.62	100.000%

*	Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2012-2 Monthly Servicing Report: Collection Period 11/01/2016 - 11/30/2016, Distribution Date 12/27/2016

VI.	2012-2 Waterfall for Distributions

		Paid	Remaining Funds Balance

Total Available Funds			$6,993,411.68
A	Primary Servicing Fee	$187,967.86	$6,805,443.82
B	Administration Fee	$6,667.00	$6,798,776.82
C	Class A Noteholders' Interest Distribution Amount	$471,509.98	$6,327,266.84
D	Class B Noteholders' Interest Distribution Amount	$34,093.78	$6,293,173.06
E	Reserve Account Reinstatement	-	$6,293,173.06
F	Class A Noteholders' Principal Distribution Amount	$5,611,862.82	$681,310.24
G	Class B Noteholders' Principal Distribution Amount	-	$681,310.24
H	Unpaid Expenses of The Trustees	-	$681,310.24
I	Carryover Servicing Fee	-	$681,310.24
J	Remaining Amounts to the Noteholders after the first auction date	-	$681,310.24
K	Excess Distribution Certificateholder	$681,310.24	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$432,275,670.62
B	Interest to be Capitalized	$4,545,616.72
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,092,053.22
E	Less: Specified Reserve Account Balance	$(1,092,053.22)
F	Total	$436,821,287.34
G	Class A Notes Outstanding (after application of available funds)	$407,439,423.80
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2012-2 Monthly Servicing Report: Collection Period 11/01/2016 - 11/30/2016, Distribution Date 12/27/2016

VII.	2012-2 Distributions

Distribution Amounts

	A	B
Cusip/Isin	78446YAA1	78446YAB9
Beginning Balance	$413,051,286.62	$25,000,000.00
Index	LIBOR	LIBOR
Spread/Fixed Rate	0.70%	0.95%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	11/25/2016	11/25/2016
Accrual Period End	12/27/2016	12/27/2016
Daycount Fraction	0.08888889	0.08888889
Interest Rate*	1.28422%	1.53422%
Accrued Interest Factor	0.001141529	0.001363751
Current Interest Due	$471,509.98	$34,093.78
Interest Shortfall from Prior Period Plus Accrued Interest	-	-
Total Interest Due	$471,509.98	$34,093.78
Interest Paid	$471,509.98	$34,093.78
Interest Shortfall	-	-
Principal Paid	$5,611,862.82	-
Ending Principal Balance	$407,439,423.80	$25,000,000.00
Paydown Factor	0.007023608	0.000000000
Ending Balance Factor	0.509936701	1.000000000

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 9	Trust 2012-2 Monthly Servicing Report: Collection Period 11/01/2016 - 11/30/2016, Distribution Date 12/27/2016

VIII.	2012-2 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$438,051,286.62
	Adjusted Pool Balance	$437,913,340.56
	Overcollateralization Amount	$5,473,916.76
	Principal Distribution Amount	$5,611,862.82
	Principal Distribution Amount Paid	$5,611,862.82

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,106,104.19
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,106,104.19
	Required Reserve Acct Balance	$1,092,053.22
	Release to Collection Account	$14,050.97
	Ending Reserve Account Balance	$1,092,053.22

C	Capitalized Interest Account
	Beginning Period Balance	-
	Transfers to Collection Account	-
	Ending Balance	-

D	Floor Income Rebate Account
	Beginning Period Balance	$4,578,373.89
	Deposits for the Period	$1,440,697.81
	Release to Collection Account	$(4,578,373.89)
	Ending Balance	$1,440,697.81

E	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2012-2 Monthly Servicing Report: Collection Period 11/01/2016 - 11/30/2016, Distribution Date 12/27/2016